Note 2 - Summary of Significant Accounting Policies (Details) - Depreciation In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Operating Expense [Member] CNY	Dec. 31, 2012 Operating Expense [Member] CNY	Dec. 31, 2011 Operating Expense [Member] CNY	Dec. 31, 2013 Selling and Marketing Expense [Member] CNY	Dec. 31, 2012 Selling and Marketing Expense [Member] CNY	Dec. 31, 2011 Selling and Marketing Expense [Member] CNY	Dec. 31, 2013 General and Administrative Expense [Member] CNY	Dec. 31, 2012 General and Administrative Expense [Member] CNY	Dec. 31, 2011 General and Administrative Expense [Member] CNY	Dec. 31, 2011 Net Income (Loss) from Discontinued Operations [Member] CNY
Note 2 - Summary of Significant Accounting Policies (Details) - Depreciation [Line Items]
Depreciation	$ 5,163	31,253	26,349	27,370	4,988	3,585	6,776	1,636	1,880	1,937	24,629	20,884	17,472	1,185